Earnings (Loss) Per Share - Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (15.8)	$ 26.2	$ (268.9)	$ (13.7)	$ (18.9)	$ (74.3)		$ (258.5)	$ (106.9)	$ (140.8)		$ (314.0)		$ (369.6)
Weighted-average numb er of ordinary shares outstanding - basic (in shares)								299,266,849	118,261,955
Dilutive effect of equity-based compensation and warrants (in shares)								0	0
Weighted-average number of ordinary shares outstanding - diluted (in shares)								299,266,849	118,261,955
Net income per share attributable to common shareholders
Basic (USD per share)								$ (0.86)	$ (0.90)
Diluted (USD per share)								$ (0.86)	$ (0.90)
Common stock, shares outstanding (in shares)	328,411,705							328,411,705		118,261,955
Share Capital
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss										$ 0.0		$ 0.0		$ 0.0
Net income per share attributable to common shareholders
Common stock, shares outstanding (in shares)	328,411,705	328,411,705	328,411,705	118,261,955	118,261,955	118,261,955	[1]	328,411,705	118,261,955	118,261,955	[1]	118,261,955	[1]
Previously Reported | Share Capital
Net income per share attributable to common shareholders
Common stock, shares outstanding (in shares)					1,000,000	1,000,000				1,000,000		1,000,000

[1]	The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the Business Combination, have been recasted as shares reflecting the exchange ratio established in the Business Combination (1.0 Vertiv Holdings share to 118.261955 Vertiv Holdings Co shares).